UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 129.9%
Consumer, Non-cyclical – 27.0%
Coty, Inc. — Class A	19,616	$460,975
Thermo Fisher Scientific, Inc.[1]	2,834	450,776
Quanta Services, Inc.*,1	16,083	450,163
Illumina, Inc.*	2,470	448,701
ConAgra Foods, Inc.[1]	9,401	442,880
Molson Coors Brewing Co. — Class B1	4,018	441,176
PayPal Holdings, Inc.*,1	10,714	438,953
Intuitive Surgical, Inc.*,1	602	436,347
Varian Medical Systems, Inc.*,1	4,349	432,856
Biogen, Inc.*,1	1,375	430,416
Baxter International, Inc.[1]	9,031	429,876
H&R Block, Inc.[1]	18,561	429,686
Hormel Foods Corp.[1]	11,309	428,951
Stryker Corp.[1]	3,684	428,854
Edwards Lifesciences Corp.*,1	3,553	428,350
Becton Dickinson and Co. [1]	2,381	427,937
CR Bard, Inc. [1]	1,907	427,702
UnitedHealth Group, Inc.[1]	3,048	426,721
Colgate-Palmolive Co.[1]	5,747	426,083
Quest Diagnostics, Inc.[1]	5,032	425,858
Regeneron Pharmaceuticals, Inc.*,1	1,059	425,739
PepsiCo, Inc.[1]	3,914	425,725
Hologic, Inc.*	10,959	425,538
Mondelez International, Inc. — Class A1	9,675	424,733
Global Payments, Inc.	5,531	424,560
Kraft Heinz Co.[1]	4,737	424,009
Perrigo Company plc[1]	4,591	423,887
Brown-Forman Corp. — Class B1	8,934	423,829
Procter & Gamble Co.[1]	4,722	423,800
McCormick & Company, Inc.[1]	4,234	423,061
DaVita, Inc.*,1	6,398	422,716
Zimmer Biomet Holdings, Inc.[1]	3,250	422,565
S&P Global, Inc.[1]	3,332	421,698
Tyson Foods, Inc. — Class A1	5,635	420,765
Avery Dennison Corp.[1]	5,406	420,533
Zoetis, Inc.	8,081	420,293
Abbott Laboratories[1]	9,930	419,940
Nielsen Holdings plc	7,831	419,507
Equifax, Inc.[1]	3,106	418,005
Kimberly-Clark Corp.[1]	3,312	417,775
Eli Lilly & Co.[1]	5,205	417,753
Henry Schein, Inc.*	2,563	417,718
Universal Health Services, Inc. — Class B	3,390	417,716
Ecolab, Inc.[1]	3,431	417,621
Constellation Brands, Inc. — Class A1	2,508	417,557
St. Jude Medical, Inc.[1]	5,218	416,188
Patterson Companies, Inc.[1]	9,045	415,527
Cooper Companies, Inc.	2,317	415,345
Automatic Data Processing, Inc. [1]	4,704	414,893
Clorox Co.[1]	3,314	414,847
Mead Johnson Nutrition Co. — Class A1	5,249	414,723
Laboratory Corporation of America Holdings*,1	3,016	414,640

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Consumer, Non-cyclical – 27.0% (continued)
Medtronic plc[1]	4,798	$414,547
Danaher Corp.[1]	5,287	414,448
Dr Pepper Snapple Group, Inc.[1]	4,533	413,908
Moody's Corp.[1]	3,819	413,521
Robert Half International, Inc.[1]	10,918	413,355
Cigna Corp.[1]	3,170	413,114
Gilead Sciences, Inc.[1]	5,217	412,769
Boston Scientific Corp.*,1	17,322	412,264
Estee Lauder Companies, Inc. — Class A1	4,651	411,893
Church & Dwight Company, Inc.	8,593	411,777
United Rentals, Inc.*	5,227	410,267
Dentsply Sirona, Inc.[1]	6,899	410,008
Endo International plc*	20,326	409,569
Kellogg Co.[1]	5,280	409,042
Archer-Daniels-Midland Co.[1]	9,691	408,669
Western Union Co.[1]	19,625	408,593
Humana, Inc.[1]	2,307	408,085
Centene Corp.*	6,092	407,920
Amgen, Inc.[1]	2,445	407,850
Coca-Cola Co.[1]	9,634	407,711
Celgene Corp.*,1	3,898	407,458
Reynolds American, Inc.[1]	8,637	407,234
Aetna, Inc.[1]	3,524	406,846
Johnson & Johnson[1]	3,444	406,840
Merck & Company, Inc.[1]	6,517	406,726
JM Smucker Co.[1]	2,996	406,078
Philip Morris International, Inc.[1]	4,175	405,894
HCA Holdings, Inc.*	5,362	405,528
Campbell Soup Co.[1]	7,411	405,382
AbbVie, Inc.[1]	6,427	405,351
Monster Beverage Corp.*,1	2,760	405,196
Altria Group, Inc.[1]	6,407	405,115
Hershey Co.[1]	4,234	404,770
Pfizer, Inc.[1]	11,942	404,476
Verisk Analytics, Inc. — Class A*	4,969	403,880
Express Scripts Holding Co.*,1	5,725	403,784
Whole Foods Market, Inc.[1]	14,239	403,676
Cintas Corp.[1]	3,578	402,883
Anthem, Inc.	3,209	402,120
Cardinal Health, Inc.[1]	5,167	401,476
Sysco Corp.[1]	8,177	400,755
General Mills, Inc.[1]	6,260	399,889
Alexion Pharmaceuticals, Inc.*,1	3,260	399,480
Allergan plc*,1	1,723	396,824
Bristol-Myers Squibb Co.[1]	7,316	394,479
Total System Services, Inc.[1]	8,297	391,204
Mylan N.V.*,1	10,209	389,167
Mallinckrodt plc*,1	5,573	388,884
AmerisourceBergen Corp. — Class A1	4,773	385,563
McKesson Corp.[1]	2,312	385,526
Kroger Co.[1]	12,924	383,584
Vertex Pharmaceuticals, Inc.*	4,347	379,102
Total Consumer, Non-cyclical		43,170,947
Financial - 23.6%
E*TRADE Financial Corp.*,1	15,338	446,643
Willis Towers Watson plc	3,337	443,053
Principal Financial Group, Inc.[1]	8,419	433,663

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Financial - 23.6% (continued)
Weyerhaeuser Co. REIT[1]	13,435	$429,113
AvalonBay Communities, Inc. REIT[1]	2,400	426,815
Apartment Investment & Management Co. — Class A REIT[1]	9,291	426,550
UDR, Inc. REIT	11,807	424,934
Hartford Financial Services Group, Inc.[1]	9,920	424,775
Realty Income Corp. REIT	6,337	424,135
Prologis, Inc. REIT[1]	7,909	423,448
Synchrony Financial	15,122	423,416
Mastercard, Inc. — Class A1	4,149	422,244
Arthur J Gallagher & Co.	8,282	421,305
Assurant, Inc.[1]	4,564	421,029
Aon plc[1]	3,738	420,488
Prudential Financial, Inc.[1]	5,143	419,926
Iron Mountain, Inc. REIT[1]	11,184	419,735
Charles Schwab Corp.[1]	13,286	419,439
American Tower Corp. — Class A REIT[1]	3,696	418,868
Alliance Data Systems Corp.*,1	1,951	418,548
Fifth Third Bancorp[1]	20,433	418,058
Ventas, Inc. REIT[1]	5,914	417,706
Equity Residential REIT[1]	6,485	417,180
Comerica, Inc.[1]	8,815	417,126
Public Storage REIT[1]	1,863	415,710
Marsh & McLennan Companies, Inc.[1]	6,171	415,000
Allstate Corp.[1]	5,992	414,527
Vornado Realty Trust REIT[1]	4,095	414,455
Navient Corp.[1]	28,618	414,102
Visa, Inc. — Class A1	5,007	414,079
Invesco Ltd.[1]	13,230	413,701
Morgan Stanley[1]	12,891	413,285
Zions Bancorporation[1]	13,321	413,217
Welltower, Inc. REIT[1]	5,522	412,880
Essex Property Trust, Inc. REIT[1]	1,851	412,218
MetLife, Inc.[1]	9,274	412,044
American International Group, Inc.[1]	6,941	411,879
Chubb Ltd.[1]	3,277	411,755
Macerich Co. REIT[1]	5,088	411,467
Crown Castle International Corp. REIT	4,364	411,132
SunTrust Banks, Inc.[1]	9,385	411,063
Digital Realty Trust, Inc. REIT	4,230	410,818
Progressive Corp.[1]	13,035	410,602
Boston Properties, Inc. REIT[1]	3,011	410,369
Affiliated Managers Group, Inc.*,1	2,828	409,212
Regions Financial Corp.[1]	41,427	408,885
CBRE Group, Inc. — Class A*,1	14,612	408,844
Ameriprise Financial, Inc.[1]	4,096	408,658
Capital One Financial Corp.[1]	5,684	408,282
PNC Financial Services Group, Inc.[1]	4,529	408,018
Unum Group[1]	11,553	407,936
Citigroup, Inc.[1]	8,633	407,737
Travelers Companies, Inc.[1]	3,558	407,569
BlackRock, Inc. — Class A1	1,124	407,405

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Financial - 23.6% (continued)
Lincoln National Corp.[1]	8,670	$407,317
Huntington Bancshares, Inc.[1]	41,301	407,228
Franklin Resources, Inc.[1]	11,445	407,099
Kimco Realty Corp. REIT[1]	14,062	407,095
JPMorgan Chase & Co.[1]	6,110	406,865
State Street Corp.[1]	5,843	406,848
Cincinnati Financial Corp.[1]	5,394	406,815
Loews Corp.[1]	9,882	406,644
Federal Realty Investment Trust	2,636	405,759
Citizens Financial Group, Inc.[1]	16,414	405,590
HCP, Inc. REIT[1]	10,680	405,306
Bank of America Corp.[1]	25,872	404,897
Extra Space Storage, Inc. REIT	5,095	404,594
Aflac, Inc.[1]	5,625	404,269
KeyCorp[1]	33,216	404,239
Equinix, Inc. REIT	1,122	404,201
Torchmark Corp.[1]	6,326	404,168
M&T Bank Corp.[1]	3,478	403,796
U.S. Bancorp[1]	9,381	402,351
BB&T Corp.[1]	10,660	402,095
Simon Property Group, Inc. REIT[1]	1,940	401,599
Northern Trust Corp.[1]	5,906	401,549
CME Group, Inc. — Class A1	3,840	401,357
T. Rowe Price Group, Inc.[1]	6,035	401,328
Berkshire Hathaway, Inc. — Class B*,1	2,777	401,193
People's United Financial, Inc.[1]	25,325	400,642
American Express Co.[1]	6,253	400,442
General Growth Properties, Inc. REIT[1]	14,487	399,841
XL Group Ltd.[1]	11,876	399,390
Nasdaq, Inc.[1]	5,903	398,689
Legg Mason, Inc.[1]	11,904	398,546
Bank of New York Mellon Corp.[1]	9,949	396,766
SL Green Realty Corp. REIT	3,669	396,619
Discover Financial Services[1]	6,933	392,061
Host Hotels & Resorts, Inc. REIT[1]	25,138	391,399
Goldman Sachs Group, Inc.[1]	2,416	389,628
Intercontinental Exchange, Inc.[1]	1,443	388,686
Wells Fargo & Co.[1]	8,358	370,092
Total Financial		37,752,049
Consumer, Cyclical - 19.0%
Royal Caribbean Cruises Ltd.[1]	6,172	462,591
Carnival Corp.[1]	9,178	448,070
Tiffany & Co.[1]	6,053	439,630
Goodyear Tire & Rubber Co.[1]	13,458	434,693
AutoZone, Inc.*,1	564	433,344
Ross Stores, Inc.[1]	6,700	430,810
Delphi Automotive plc[1]	5,988	427,064
Foot Locker, Inc.	6,305	426,975
PACCAR, Inc.[1]	7,258	426,625
Newell Brands, Inc.[1]	8,080	425,493
Macy's, Inc.[1]	11,478	425,260
Yum! Brands, Inc.[1]	4,682	425,173
Nordstrom, Inc.[1]	8,194	425,104
Harman International Industries, Inc.[1]	5,032	424,952

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Consumer, Cyclical - 19.0% (continued)
Delta Air Lines, Inc.[1]	10,788	$424,617
General Motors Co.[1]	13,360	424,447
Southwest Airlines Co.[1]	10,906	424,134
Harley-Davidson, Inc.[1]	8,053	423,507
Genuine Parts Co.[1]	4,199	421,790
Best Buy Company, Inc.[1]	11,045	421,698
AutoNation, Inc.*,1	8,635	420,610
PVH Corp.[1]	3,800	419,900
BorgWarner, Inc.[1]	11,928	419,627
Fastenal Co.[1]	10,038	419,388
Wal-Mart Stores, Inc.[1]	5,793	417,792
Kohl's Corp.[1]	9,495	415,406
LKQ Corp.*	11,665	413,641
Costco Wholesale Corp.[1]	2,702	412,083
WW Grainger, Inc.[1]	1,831	411,682
Home Depot, Inc.[1]	3,188	410,231
O'Reilly Automotive, Inc.*,1	1,464	410,081
McDonald's Corp.[1]	3,554	409,989
Wyndham Worldwide Corp.[1]	6,089	409,972
Lowe's Companies, Inc.[1]	5,674	409,720
Ralph Lauren Corp. — Class A1	4,042	408,808
Staples, Inc.[1]	47,797	408,664
Marriott International, Inc. — Class A1	6,063	408,222
United Continental Holdings, Inc.*	7,764	407,377
TJX Companies, Inc.[1]	5,447	407,327
PulteGroup, Inc.[1]	20,321	407,233
DR Horton, Inc.[1]	13,475	406,945
Coach, Inc.[1]	11,129	406,876
Darden Restaurants, Inc.	6,627	406,368
Ulta Salon Cosmetics & Fragrance, Inc.*	1,706	405,994
Starbucks Corp.[1]	7,493	405,671
Target Corp.[1]	5,902	405,349
Chipotle Mexican Grill, Inc. — Class A*,1	955	404,443
Hasbro, Inc.[1]	5,095	404,186
Dollar General Corp.[1]	5,770	403,842
Bed Bath & Beyond, Inc.[1]	9,366	403,768
L Brands, Inc.[1]	5,701	403,460
Wynn Resorts Ltd.[1]	4,138	403,124
Mohawk Industries, Inc.*,1	2,001	400,880
Tractor Supply Co.	5,952	400,867
Hanesbrands, Inc.	15,846	400,112
Michael Kors Holdings Ltd.*	8,532	399,212
Ford Motor Co.[1]	32,894	397,031
Advance Auto Parts, Inc.[1]	2,662	396,957
Whirlpool Corp.[1]	2,443	396,157
CVS Health Corp.[1]	4,450	396,005
Walgreens Boots Alliance, Inc.[1]	4,911	395,925
Signet Jewelers Ltd.	5,295	394,636
Dollar Tree, Inc.*,1	4,989	393,782
CarMax, Inc.*,1	7,373	393,350
VF Corp.[1]	6,969	390,612
Urban Outfitters, Inc.*,1	11,287	389,627
Alaska Air Group, Inc.	5,914	389,496
Mattel, Inc.[1]	12,834	388,614
The Gap, Inc.[1]	17,440	387,866
NIKE, Inc. — Class B1	7,360	387,504

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Consumer, Cyclical - 19.0% (continued)
American Airlines Group, Inc.	10,580	$387,334
Lennar Corp. — Class A1	9,013	381,610
Leggett & Platt, Inc.[1]	8,242	375,670
Under Armour, Inc. — Class A*	5,613	217,111
Under Armour, Inc. — Class C*	5,642	191,038
Total Consumer, Cyclical		30,355,152
Industrial - 17.6%
Caterpillar, Inc.[1]	5,040	447,401
Cummins, Inc.[1]	3,486	446,731
CSX Corp.[1]	14,601	445,330
Rockwell Automation, Inc.[1]	3,620	442,871
FedEx Corp.[1]	2,532	442,289
Mettler-Toledo International, Inc.*	1,047	439,562
Xylem, Inc.[1]	8,370	439,006
Ingersoll-Rand plc[1]	6,454	438,484
Pentair plc[1]	6,800	436,832
Emerson Electric Co.[1]	8,007	436,462
Norfolk Southern Corp.[1]	4,486	435,411
Dover Corp.[1]	5,898	434,329
PerkinElmer, Inc.[1]	7,720	433,169
Amphenol Corp. — Class A1	6,644	431,328
Owens-Illinois, Inc.*,1	23,404	430,400
Corning, Inc.[1]	18,196	430,336
TE Connectivity Ltd.[1]	6,678	429,930
Vulcan Materials Co.[1]	3,775	429,331
Ball Corp.[1]	5,234	428,926
Union Pacific Corp.[1]	4,392	428,352
Agilent Technologies, Inc.[1]	9,074	427,295
Waters Corp.*,1	2,694	426,972
Flowserve Corp.[1]	8,807	424,850
WestRock Co.	8,760	424,685
J.B. Hunt Transport Services, Inc.	5,231	424,443
Honeywell International, Inc.[1]	3,636	423,921
Parker-Hannifin Corp.[1]	3,372	423,287
Fluor Corp.[1]	8,243	423,031
Deere & Co.[1]	4,952	422,653
Rockwell Collins, Inc.[1]	5,006	422,205
Roper Technologies, Inc.[1]	2,313	422,053
Illinois Tool Works, Inc.[1]	3,517	421,477
General Dynamics Corp.[1]	2,716	421,415
Eaton Corporation plc[1]	6,406	420,938
Masco Corp.[1]	12,244	420,092
Jacobs Engineering Group, Inc.*,1	8,120	419,966
Allegion plc[1]	6,093	419,869
Snap-on, Inc.[1]	2,760	419,410
Stanley Black & Decker, Inc.[1]	3,402	418,378
L-3 Communications Holdings, Inc.[1]	2,770	417,522
Boeing Co.[1]	3,168	417,352
Martin Marietta Materials, Inc.[1]	2,327	416,789
FLIR Systems, Inc.[1]	13,265	416,786
CH Robinson Worldwide, Inc.[1]	5,910	416,418
Northrop Grumman Corp.[1]	1,946	416,347
TransDigm Group, Inc.*	1,437	415,465
Expeditors International of Washington, Inc.[1]	8,053	414,891

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Industrial - 17.6% (continued)
Republic Services, Inc. — Class A1	8,223	$414,851
Johnson Controls International plc	8,911	414,629
United Parcel Service, Inc. — Class B1	3,784	413,818
Waste Management, Inc.[1]	6,490	413,802
Ryder System, Inc.[1]	6,270	413,507
Garmin Ltd.[1]	8,584	412,976
Acuity Brands, Inc.	1,558	412,247
Sealed Air Corp.[1]	8,962	410,639
Harris Corp.[1]	4,482	410,596
Lockheed Martin Corp.[1]	1,711	410,161
Fortive Corp.[1]	8,056	410,050
3M Co.[1]	2,318	408,501
Kansas City Southern[1]	4,371	407,902
Raytheon Co.[1]	2,993	407,437
Ametek, Inc.[1]	8,523	407,229
Textron, Inc.[1]	10,224	406,404
United Technologies Corp.[1]	3,966	402,946
Fortune Brands Home & Security, Inc.	6,935	402,924
General Electric Co.[1]	13,525	400,611
Stericycle, Inc.*,1	4,962	397,655
Total Industrial		28,263,875
Technology - 12.0%
NVIDIA Corp.[1]	6,842	468,814
Skyworks Solutions, Inc.	6,100	464,454
Western Digital Corp.[1]	7,894	461,562
Qualcomm, Inc.[1]	6,729	460,936
Red Hat, Inc.*,1	5,637	455,639
Accenture plc — Class A1	3,689	450,684
HP, Inc.[1]	28,943	449,485
Apple, Inc.[1]	3,949	446,434
Adobe Systems, Inc.*,1	4,098	444,797
Hewlett Packard Enterprise Co.[1]	19,466	442,851
Autodesk, Inc.*,1	6,093	440,707
Analog Devices, Inc.[1]	6,830	440,194
Broadcom Ltd.	2,533	436,994
Electronic Arts, Inc.*,1	5,099	435,454
Seagate Technology plc[1]	11,284	434,998
Intel Corp.[1]	11,491	433,785
Qorvo, Inc.*	7,760	432,542
Microchip Technology, Inc.[1]	6,959	432,432
Micron Technology, Inc.*,1	24,225	430,721
Xerox Corp.[1]	42,464	430,160
Texas Instruments, Inc.[1]	6,108	428,659
Activision Blizzard, Inc.[1]	9,629	426,565
NetApp, Inc.[1]	11,883	425,649
Applied Materials, Inc.[1]	14,111	425,447
Xilinx, Inc.[1]	7,819	424,884
Teradata Corp.*,1	13,670	423,770
Lam Research Corp.[1]	4,466	422,975
Linear Technology Corp.[1]	7,058	418,469
Dun & Bradstreet Corp.[1]	3,063	418,467
CSRA, Inc.	15,543	418,107
Microsoft Corp.[1]	7,245	417,312
Citrix Systems, Inc.*,1	4,894	417,067
Pitney Bowes, Inc.[1]	22,904	415,937

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Technology - 12.0% (continued)
International Business Machines Corp.[1]	2,616	$415,552
Akamai Technologies, Inc.*,1	7,757	411,043
Intuit, Inc.[1]	3,727	410,007
KLA-Tencor Corp.[1]	5,865	408,849
CA, Inc.[1]	12,314	407,348
Fidelity National Information Services, Inc.[1]	5,261	405,255
Cerner Corp.*,1	6,545	404,154
Fiserv, Inc.*,1	4,061	403,948
Oracle Corp.[1]	10,173	399,595
Paychex, Inc.[1]	6,868	397,451
salesforce.com, Inc.*,1	5,488	391,459
Cognizant Technology Solutions Corp. — Class A*,1	7,373	351,766
Dell Technologies Incorporated - VMware Inc — Class V*	6	287
Total Technology		19,183,665
Energy - 9.6%
Helmerich & Payne, Inc.[1]	6,806	458,044
National Oilwell Varco, Inc.[1]	12,284	451,314
Anadarko Petroleum Corp.[1]	7,049	446,625
Murphy Oil Corp.[1]	14,575	443,080
Transocean Ltd.*,1	41,427	441,612
Apache Corp.[1]	6,856	437,893
Hess Corp.[1]	8,158	437,432
Halliburton Co.[1]	9,707	435,650
FMC Technologies, Inc.*,1	14,643	434,458
First Solar, Inc.*,1	10,968	433,126
ONEOK, Inc.[1]	8,343	428,747
Concho Resources, Inc.*	3,121	428,669
Kinder Morgan, Inc.[1]	18,410	425,823
EOG Resources, Inc.[1]	4,395	425,040
Phillips 66[1]	5,230	421,276
ConocoPhillips[1]	9,639	419,007
Cimarex Energy Co.[1]	3,118	418,966
Pioneer Natural Resources Co.[1]	2,255	418,641
Baker Hughes, Inc.[1]	8,287	418,245
Williams Companies, Inc.[1]	13,556	416,576
Devon Energy Corp.[1]	9,392	414,281
Chevron Corp.[1]	4,021	413,841
Schlumberger Ltd.[1]	5,250	412,860
Marathon Oil Corp.[1]	25,988	410,870
Tesoro Corp.[1]	5,146	409,416
Exxon Mobil Corp.[1]	4,689	409,256
Equities Corp.[1]	5,614	407,689
Spectra Energy Corp.[1]	9,515	406,766
Noble Energy, Inc.[1]	11,287	403,397
Cabot Oil & Gas Corp. — Class A1	15,626	403,151
Newfield Exploration Co.*,1	9,145	397,442
Valero Energy Corp.[1]	7,415	392,995
Marathon Petroleum Corp.[1]	9,641	391,328
Occidental Petroleum Corp.[1]	5,350	390,122
Southwestern Energy Co.*,1	27,665	382,884
Range Resources Corp.[1]	9,641	373,589
Chesapeake Energy Corp.*,1	53,442	335,081
Total Energy		15,395,192
Communications - 8.6%
Amazon.com, Inc.*,1	536	448,798

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Communications - 8.6% (continued)
F5 Networks, Inc.*,1	3,449	$429,883
CBS Corp. — Class B1	7,845	429,435
Expedia, Inc.[1]	3,665	427,779
VeriSign, Inc.*,1	5,440	425,625
Priceline Group, Inc.*,1	288	423,789
Juniper Networks, Inc.[1]	17,583	423,047
TEGNA, Inc.[1]	19,282	421,505
Time Warner, Inc.[1]	5,288	420,977
eBay, Inc.*,1	12,770	420,133
Cisco Systems, Inc.[1]	13,200	418,704
Scripps Networks Interactive, Inc. — Class A1	6,586	418,145
Viacom, Inc. — Class B1	10,959	417,538
Symantec Corp.[1]	16,628	417,363
TripAdvisor, Inc.*,1	6,598	416,862
AT&T, Inc.[1]	10,255	416,455
Charter Communications, Inc. — Class A*	1,542	416,294
Netflix, Inc.*,1	4,220	415,881
Comcast Corp. — Class A1	6,254	414,890
Omnicom Group, Inc.[1]	4,862	413,270
Facebook, Inc. — Class A*,1	3,204	410,977
Walt Disney Co.[1]	4,406	409,141
Yahoo!, Inc.*,1	9,488	408,932
Verizon Communications, Inc.[1]	7,859	408,511
Interpublic Group of Companies, Inc.[1]	18,196	406,681
Motorola Solutions, Inc.[1]	5,313	405,276
CenturyLink, Inc.[1]	14,617	400,944
Level 3 Communications, Inc.*,1	8,423	390,659
Frontier Communications Corp.[1]	89,304	371,505
News Corp. — Class A1	23,605	329,998
Twenty-First Century Fox, Inc. — Class A1	12,317	298,318
Discovery Communications, Inc. — Class C*,1	10,144	266,889
Alphabet, Inc. — Class A*,1	262	210,664
Alphabet, Inc. — Class C*,1	264	205,205
Discovery Communications, Inc. — Class A*,1	6,807	183,244
Twenty-First Century Fox, Inc. — Class B	4,847	119,915
News Corp. — Class B	6,686	95,075
Total Communications		13,758,307
Utilities - 7.3%
SCANA Corp.[1]	5,898	426,837
AES Corp.[1]	33,028	424,410
Sempra Energy[1]	3,957	424,150
American Water Works Company, Inc.[1]	5,618	420,451
Consolidated Edison, Inc.[1]	5,582	420,325
NiSource, Inc.[1]	17,425	420,117
Alliant Energy Corp.	10,962	419,954
DTE Energy Co.[1]	4,475	419,173
PPL Corp.[1]	12,109	418,608
Pinnacle West Capital Corp.[1]	5,507	418,477
CenterPoint Energy, Inc.[1]	18,011	418,396
Duke Energy Corp.[1]	5,224	418,129
Dominion Resources, Inc.[1]	5,617	417,175

	Shares	Value
COMMON STOCKS† - 129.9% (continued)
Utilities - 7.3% (continued)
Ameren Corp.[1]	8,473	$416,702
Public Service Enterprise Group, Inc.[1]	9,901	414,555
Eversource Energy[1]	7,647	414,314
CMS Energy Corp.[1]	9,858	414,135
FirstEnergy Corp.[1]	12,476	412,706
WEC Energy Group, Inc.[1]	6,892	412,693
NextEra Energy, Inc.[1]	3,369	412,096
Edison International[1]	5,703	412,042
Xcel Energy, Inc.[1]	9,986	410,824
Southern Co.[1]	8,005	410,657
American Electric Power Company, Inc.[1]	6,392	410,430
PG&E Corp.[1]	6,694	409,472
Exelon Corp.[1]	12,192	405,872
Entergy Corp.[1]	5,250	402,833
NRG Energy, Inc.[1]	35,105	393,527
Total Utilities		11,619,060
Basic Materials - 4.9%
Albemarle Corp.	5,301	453,183
FMC Corp.[1]	9,078	438,831
International Flavors & Fragrances, Inc.[1]	3,022	432,055
LyondellBasell Industries N.V. — Class A1	5,345	431,128
Freeport-McMoRan, Inc.[1]	39,652	430,621
Alcoa, Inc.*,1	42,420	430,139
Nucor Corp.[1]	8,696	430,017
Eastman Chemical Co.[1]	6,295	426,046
Praxair, Inc.[1]	3,468	419,038
PPG Industries, Inc.[1]	4,037	417,264
Sherwin-Williams Co.[1]	1,484	410,563
International Paper Co.[1]	8,535	409,509
Newmont Mining Corp.[1]	10,362	407,123
Air Products & Chemicals, Inc.[1]	2,687	403,964
EI du Pont de Nemours & Co.[1]	5,951	398,538
CF Industries Holdings, Inc.[1]	16,289	396,637
Dow Chemical Co.[1]	7,625	395,204
Monsanto Co.[1]	3,814	389,791
Mosaic Co.[1]	15,077	368,783
Total Basic Materials		7,888,434
Diversified - 0.3%
Leucadia National Corp.[1]	21,456	408,522
Total Common Stocks
(Cost $190,135,838)		207,795,203
SHORT TERM INVESTMENTS† - 3.9%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[1,2]	6,223,000	6,223,000
Total Short Term Investments
(Cost $6,223,000)		6,223,000
Total Investments - 133.8%
(Cost $196,358,838)		$214,018,203

	Contracts	Value
OPTIONS WRITTEN*,† - (2.6)%
Call options on:
SPDR Select Sector Fund Technology Expiring October 2016 with strike price of $47.00	1,077	$(118,470)
SPDR Select Sector Fund Materials Expiring October 2016 with strike price of $47.00	1,088	(125,120)
NASDAQ 100 Index Expiring October 2016 with strike price of $4,800.00	85	(898,450)

	Contracts	Value
OPTIONS WRITTEN*,† - (2.6)% (continued)
Call options on:
Dow Jones Index Expiring October 2016 with strike price of $181.00	2,803	$(903,968)
S&P 500 Index Expiring October 2016 with strike price of $2,135.00	476	(2,087,260)
Total Call Options Written
(Premiums received $3,482,020)		(4,133,268)
Other Assets & Liabilities, net - (31.2)%		(49,864,794)
Total Net Assets - 100.0%		$160,020,141

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated in connection with borrowings and/or written options. As of September 30, 2016. The total value of securities segregated was $164,627,738.

2	Rate indicated is the 7-day yield as of September 30, 2016.

N.V	Publicly Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 4 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$207,795,203	$—	$—	$207,795,203
Short Term Investments	6,223,000	—	—	6,223,000
Total	$214,018,203	$—	$—	$214,018,203

Liabilities:
Call Options Written	$4,133,268	$—	$—	$4,133,268
Total	$4,133,268	$—	$—	$4,133,268
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended September 30, 2016.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Equal Weight Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Exchange traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments.

The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of September 30, 2016, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation On Investments
$200,097,933	$29,784,136	$(15,863,866)	$13,920,270

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       November 23, 2016

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       November 23, 2016